CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Allowance for doubtful debt	¥ 134,569	$ 19,511	¥ 99,620
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	713,628	103,466	493,506
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	2,410,479	349,487	2,298,089
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,157,963	167,889	1,041,902
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	95,078	13,785	55,695
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	42,017	6,092	43,770
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	6,928	1,004	8,772
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	289,941	42,037	230,805
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	206,260	29,905	244,032
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	3,646	529	2,074
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	674,288	97,763	607,997
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	3,049,856	442,188	2,215,015
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,047,640	151,894	1,119,751
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	87,174	12,639	77,573
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	682,580	98,965	348,404
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,672	387	2,294
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	2,905,283	421,226	2,284,055
Variable Interest Entity, Primary Beneficiary [Member]
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	483,030	70,033	352,478
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,488,031	215,742	1,342,886
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,157,963	167,889	1,041,902
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	84,775	12,291	49,055
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	25,188	3,652	20,972
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	6,928	1,004	8,007
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	417,442	60,523	350,609
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	165,221	23,955	200,961
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	3,646	529	2,074
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	655,663	95,062	579,391
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,861,545	269,899	1,480,709
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	615,309	89,211	704,255
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	86,799	12,585	77,192
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	149,475	21,672	132,370
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,726	395	2,294
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	¥ 2,872,323	$ 416,448	¥ 2,114,309
Common Class A [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,490,000	1,199,490,000	1,199,790,000
Ordinary shares, shares issued (in shares)	859,932,323	859,932,323	859,932,323
Ordinary shares, shares outstanding (in shares)	859,932,323	859,932,323	859,932,323
Common Class B [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	30,721,723	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares)	30,721,723	30,721,723	30,721,723
Common Class C [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000	60,000